Eaton Vance

Senior Floating-Rate Trust

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class E, 7.029%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$700	$701,298
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,956,978
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.091%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,150	1,144,663
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	743,986
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	996,907
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.384%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,500	1,487,758
Canyon Capital CLO, Ltd., Series 2019-2A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	399,577
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.738%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,132,709
Series 2015-5A, Class DR, 6.954%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	476,144
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 6.754%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,000	992,416
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	981,539
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.504%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	956,270
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	242,585
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 6.004%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,087,654
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.491%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	500	500,246
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.091%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	884,801
Series 2019-1A, Class DR, 6.652%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	996,846
RAD CLO 5, Ltd., Series 2019-5A, Class E, 6.959%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	995,743
RAD CLO 7, Ltd., Series 2020-7A, Class E, 6.741%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,150	1,150,442
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	670,897
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.241%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	750,265

Security	Principal Amount (000’s omitted)	Value
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.444%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	$775	$716,047
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 7.024%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	960,553
Voya CLO, Ltd., Series 2013-1A, Class DR, 6.721%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,851,498
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.481%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,150	1,150,450

Total Asset-Backed Securities (identified cost $24,286,481)		$23,928,272

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,358,130
Invesco Senior Income Trust	361,124	1,596,168
Nuveen Credit Strategies Income Fund	365,228	2,363,025
Nuveen Floating Rate Income Fund	148,079	1,529,656
Nuveen Floating Rate Income Opportunity Fund	103,281	1,051,401

Total Closed-End Funds (identified cost $8,822,714)		$7,898,380

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	55	$268,280

		$268,280

Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(3)(5)	326	$3,427
Skillsoft Corp.(3)(5)	53,012	393,352

		$396,779

Oil and Gas — 0.5%
Nine Point Energy Holdings, Inc.(3)(4)(5)(6)	758	$0
QuarterNorth Energy, Inc.(3)(5)	20,791	2,186,521

		$2,186,521

Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.(3)(5)	86,335	$264,185
Cumulus Media, Inc., Class A(3)(5)	38,163	391,171
iHeartMedia, Inc., Class A(3)(5)	36,714	739,787

		$1,395,143

Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(3)(4)(5)	556	$210,826

		$210,826

Security	Shares	Value
Telecommunications — 0.2%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$948,759

		$948,759

Total Common Stocks (identified cost $4,765,850)		$5,406,308

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Electronics/Electrical — 0.0%(7)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(3)(5)	107	$2,185

		$2,185

Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(4)(5)(6)	14	$0

		$0

Total Convertible Preferred Stocks (identified cost $17,197)		$2,185

Corporate Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.3%
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	$700	$722,400
5.75%, 4/15/26(1)	700	726,456

		$1,448,856

Food Products — 0.3%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$1,000	$1,106,145

		$1,106,145

Radio and Television — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$2,864	$1,329,281
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	215,363
8.375%, 5/1/27	376	394,107

		$1,938,751

Telecommunications — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$550	$564,361

		$564,361

Total Corporate Bonds (identified cost $5,893,349)		$5,058,113

Senior Floating-Rate Loans — 140.6%(8)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	102	$109,097
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	425,478
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	400	446,790
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 1/18/27(9)		1,741	1,746,440
Dynasty Acquisition Co., Inc.:
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,004	983,720
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,867	1,829,088
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(10)		311	312,259
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(4)		398	323,784
Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25		521	523,250
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(9)		3,015	2,959,523

			$9,659,429

Air Transport — 2.7%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		3,025	$3,144,920
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		2,000	2,008,750
Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28		2,189	2,179,215
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		750	792,469
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		2,985	2,993,356

			$11,118,710

Automotive — 6.8%
Adient US, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 4/10/28		1,943	$1,944,970
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		3,188	3,196,108
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		918	919,115
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,458	1,123,896
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(9)		1,296	1,176,930
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,000	1,116,748
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,004	2,995,453
Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23		979	965,007
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		723	721,380
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		2,562	2,558,991

Borrower/Description	Principal Amount* (000’s omitted)		Value
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		4,091	$4,091,851
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		622	622,264
Tenneco, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/1/25		2,992	2,962,676
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		991	993,840
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28		1,741	1,739,269
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		948	948,217

			$28,076,715

Beverage and Tobacco — 1.0%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27		990	$988,144
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		848	812,900
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		2,438	2,422,515

			$4,223,559

Brokerage/Securities Dealers/Investment Houses — 0.9%
Advisor Group, Inc., Term Loan, 4.605%, (1 mo. USD LIBOR + 4.50%), 7/31/26		2,202	$2,201,869
Hudson River Trading, LLC, Term Loan, 3.171%, (SOFR + 3.114%), 3/20/28		1,755	1,735,176

			$3,937,045

Building and Development — 4.8%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		524	$526,797
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		569	569,962
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28		2,836	2,835,657
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27		1,391	1,387,748
DiversiTech Holdings, Inc.:
Term Loan, 0.00%, 12/16/28(10)		124	125,373
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/16/28		601	601,465
MI Windows and Doors, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 12/18/27		1,536	1,540,560
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		1,442	1,446,237
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		670	667,423
Patagonia Bidco Limited:
Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	1,121	1,505,954
Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	204	273,810
Quikrete Holdings, Inc., Term Loan, 6/11/28(11)		2,500	2,497,655
SRS Distribution, Inc.:
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		325	325,068

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 6/2/28(9)		1,095	$1,094,403
Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28		944	946,258
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		1,054	1,056,276
White Cap Buyer, LLC, Term Loan, 6.25%, (USD Prime + 3.00%), 10/19/27		2,148	2,150,665
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28		425	425,531

			$19,976,842

Business Equipment and Services — 16.9%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	496	$556,417
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		3,919	3,914,766
APFS Staffing Holdings, Inc., Term Loan, 12/29/28(11)		250	250,625
AppLovin Corporation:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 8/15/25		2,139	2,137,971
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28		1,272	1,270,223
Belfor Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 4/6/26		488	488,109
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	750	840,130
Bracket Intermediate Holding Corp., Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25		847	846,033
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		501	490,094
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		3,601	3,597,809
Ceridian HCM Holding, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 4/30/25		889	879,482
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		1,995	2,002,639
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		1,496	1,494,914
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		3,060	3,037,060
EP Purchaser, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/28		350	350,766
Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28		1,475	1,477,304
Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26		2,408	2,417,015
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,308	2,313,811
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		2,334	2,336,880
Hillman Group, Inc. (The):
Term Loan, 2.79%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(10)		76	75,792
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		316	315,703
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	597	671,819
Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 3/5/28		744	744,850
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		925	868,512

Borrower/Description	Principal Amount* (000’s omitted)		Value
IRI Holdings, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 12/1/25		2,562	$2,568,999
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		720	715,245
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		2,637	2,628,510
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		587	579,902
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,886	2,848,770
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		400	399,700
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	475	523,883
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/21/27		320	314,553
Magnite, Inc., Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		721	723,178
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		825	823,797
Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		600	601,000
Monitronics International, Inc., Term Loan, 8.75%, (3 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		1,398	1,188,019
NAB Holdings, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 11/23/28		925	920,375
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		1,372	1,373,637
Pike Corporation, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/21/28		455	454,995
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(9)		2,024	2,021,409
Sabre GLBL, Inc.:
Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 2/22/24		913	902,141
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		959	952,029
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		1,529	1,517,591
SITEL Worldwide Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		2,319	2,323,536
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		1,521	1,520,395
SMG US Midco 2, Inc., Term Loan, 2.744%, (USD LIBOR + 2.50%), 1/23/25(9)		217	212,985
Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		411	412,903
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		4,218	4,222,411
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 7/15/25	EUR	739	820,445
Tempo Acquisition, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 8/31/28		1,560	1,565,121
TK Elevator Topco GmbH, Term Loan, 7/29/27(11)	EUR	500	560,848
Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28		1,524	1,520,037
Vaco Holdings, LLC, Term Loan, 5.75%, (SOFR + 5.00%, Floor 0.75%), 1/21/29		250	250,625

Borrower/Description	Principal Amount* (000’s omitted)		Value
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		281	$262,385
Zephyr Bidco Limited, Term Loan, 5.019%, (SONIA + 4.75%), 7/23/25	GBP	700	930,643

			$70,038,791

Cable and Satellite Television — 3.5%
Altice France S.A.:
Term Loan, 3.927%, (3 mo. USD LIBOR + 3.69%), 1/31/26		2,216	$2,206,896
Term Loan, 4.106%, (2 mo. USD LIBOR + 4.00%), 8/14/26		1,616	1,613,049
Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	429	475,328
UPC Broadband Holding B.V.:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 4/30/28		825	815,424
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	725	802,857
UPC Financing Partnership, Term Loan, 3.106%, (1 mo. USD LIBOR + 3.00%), 1/31/29		3,000	2,986,311
Virgin Media Bristol, LLC, Term Loan, 3.356%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,675	5,671,958

			$14,571,823

Chemicals and Plastics — 6.5%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	496	$558,906
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/24/27		720	721,370
Atotech B.V., Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	325	364,665
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		446	446,544
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	559	621,973
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		769	762,457
Ferro Corporation:
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		80	80,040
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		82	81,781
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		105	104,748
Flint Group GmbH, Term Loan, 5.25%, (USD LIBOR + 4.25%, Floor 1.00%), 9/21/23(9)		140	138,859
Flint Group US, LLC, Term Loan, 5.25%, (USD LIBOR + 4.25%, Floor 1.00%), 9/21/23(9)		845	839,985
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		718	717,909
Groupe Solmax, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28		1,493	1,499,030
Hexion, Inc., Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), 7/1/26		707	708,642
Illuminate Buyer, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 6/30/27		1,728	1,725,741
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	175	196,399
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		201	201,962
INEOS Finance PLC:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	4	4,279
Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	625	701,669

Borrower/Description	Principal Amount* (000’s omitted)		Value
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		1,990	$1,988,756
INEOS US Finance, LLC, Term Loan, 11/8/28(11)		525	523,359
Kraton Polymers, LLC:
Term Loan, 11/18/28(11)	EUR	300	337,709
Term Loan, 11/18/28(11)		400	399,500
Lonza Group AG:
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		2,363	2,364,273
Term Loan, 7/3/28(11)		100	100,049
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		620	621,100
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24		414	414,764
Olympus Water US Holding Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/9/28		1,500	1,500,703
Orion Engineered Carbons GmbH, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28		324	324,998
PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(9)		1,558	1,558,322
Pregis TopCo Corporation, Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 7/31/26		588	587,908
Pretium PKG Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28		525	525,610
Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29		300	301,875
Rohm Holding GmbH, Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26		1,462	1,464,167
Starfruit Finco B.V., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 10/1/25	EUR	401	446,679
Venator Materials Corporation, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 8/8/24		359	356,220
W.R. Grace & Co. -Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28		2,450	2,455,819

			$26,748,770

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		166	$165,623

			$165,623

Containers and Glass Products — 2.8%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(9)		1,047	$1,047,375
BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24		2,374	2,354,414
Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28		3,218	3,214,782
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		824	857,391
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25		597	598,369

Borrower/Description	Principal Amount* (000’s omitted)		Value
Reynolds Group Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28		2,319	$2,318,543
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		747	743,640
Trident TPI Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 10/17/24		529	529,042

			$11,663,556

Cosmetics/Toiletries — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		1,287	$1,251,148
Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		350	353,938

			$1,605,086

Drugs — 3.5%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		598	$606,253
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26		344	339,512
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		1,659	1,646,310
Bausch Health Companies, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 6/2/25		2,200	2,198,968
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		297	297,408
Curia Global, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 8/30/26(9)		1,859	1,861,150
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		2,488	2,490,955
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		1,901	1,787,379
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		2,724	2,558,887
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	575	640,332
PharmaZell GmbH, Term Loan, 6/11/27(11)	EUR	125	140,923

			$14,568,077

Ecological Services and Equipment — 1.0%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,701	$1,699,760
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		50	49,596
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		2,062	2,068,671
US Ecology Holdings, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 11/1/26		245	244,923

			$4,062,950

Electronics/Electrical — 30.3%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		44	$44,231
Altar Bidco, Inc.:
Term Loan, 2/1/29(11)		1,075	1,075,000
Term Loan - Second Lien, 2/1/30(11)		450	453,375

Borrower/Description	Principal Amount* (000’s omitted)		Value
Applied Systems, Inc., Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		2,424	$2,449,593
Aptean, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 4/23/26		2,095	2,091,997
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		896	898,485
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28		1,550	1,535,469
Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29		1,425	1,421,438
Banff Merger Sub, Inc.:
Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25		3,456	3,445,687
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	267	300,756
Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		750	756,329
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		425	429,250
Buzz Merger Sub, Ltd., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 1/29/27		540	539,531
CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25		800	766,096
Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28		1,325	1,324,172
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28		2,350	2,342,656
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29		650	651,625
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25		228	228,014
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	591,470
ConnectWise, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		2,000	1,999,464
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		1,868	1,865,858
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		1,150	1,149,641
CPI International, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/26/24		590	590,641
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		850	851,063
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		1,430	1,431,188
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		2,025	2,045,250
DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/31/28		995	997,132
Digi International, Inc., Term Loan, 11/1/28(11)		475	475,594
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		871	874,028
ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,288	1,290,553
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,579	1,580,980

Borrower/Description	Principal Amount* (000’s omitted)		Value
Epicor Software Corporation:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		2,268	$2,265,115
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		850	871,675
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		456	457,140
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		4,683	4,672,700
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		3,883	3,897,993
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,856	1,844,648
Hyland Software, Inc., Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		3,630	3,662,895
II-VI Incorporated, Term Loan, 12/1/28(11)		850	850,265
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		2,333	2,335,353
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		2,167	2,166,598
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,275	2,270,261
MA FinanceCo., LLC:
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	674	760,354
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,684	1,686,480
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		4,264	4,264,312
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		1,150	1,144,250
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		100	100,614
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		325	325,406
Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28		550	551,146
MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		324	324,245
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		599	596,779
MKS Instruments, Inc., Term Loan, 10/21/28(11)	EUR	350	394,682
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		896	897,430
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		620	621,088
Polaris Newco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		2,668	2,670,890
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28		3,000	2,986,458
Rackspace Technology Global, Inc., Term Loan, 3.50%, (2 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		2,995	2,969,002
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		4,638	4,619,372
Recorded Books, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 8/29/25		2,280	2,281,425
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		2,244	2,091,477

Borrower/Description	Principal Amount* (000’s omitted)		Value
Renaissance Holding Corp., Term Loan - Second Lien, 7.105%, (1 mo. USD LIBOR + 7.00%), 5/29/26		175	$175,802
Seattle Spinco, Inc., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 6/21/24		2,089	2,072,228
Sophia L.P., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/7/27		4,202	4,206,986
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(10)		85	85,219
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28		490	493,478
SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25		1,011	1,007,878
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		794	796,564
Tibco Software, Inc.:
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26		2,463	2,462,295
Term Loan - Second Lien, 7.36%, (1 mo. USD LIBOR + 7.25%), 3/3/28		1,250	1,257,188
TTM Technologies, Inc., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 9/28/24		139	139,226
Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28		303	303,373
Uber Technologies, Inc.:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 4/4/25		4,953	4,950,616
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/25/27		5	5,012
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26		4,233	4,227,845
Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,562	1,561,523
Ultra Clean Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,156	1,158,272
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		744	746,701
Verifone Systems, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,114	1,105,586
Verisure Holding AB:
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	300	335,087
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	775	865,015
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	321	362,414
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		2,494	2,496,617
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28		2,394	2,393,253
VS Buyer, LLC, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,105	1,103,240

			$125,388,037

Equipment Leasing — 0.8%
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	575	$643,522
Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		1,080	1,083,513
PECF USS Intermediate Holding III Corporation, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 12/15/28		1,525	1,528,495

			$3,255,530

Borrower/Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 4.8%
AllSpring Buyer, LLC, Term Loan, 11/1/28(11)		1,353	$1,355,239
Aretec Group, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 10/1/25		3,281	3,283,085
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		2,880	2,870,079
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		2,490	2,487,036
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		241	240,324
Focus Financial Partners, LLC:
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/24/28		561	559,938
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/30/28		2,425	2,420,331
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,323	1,324,265
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		468	468,752
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		983	982,592
KKR Apple Bidco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/23/28		1,650	1,648,452
Mariner Wealth Advisors, LLC:
Term Loan, 3.45%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28(10)		178	177,724
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		1,244	1,242,203
Victory Capital Holdings, Inc., Term Loan, 2.466%, (3 mo. USD LIBOR + 2.25%), 7/1/26		857	851,617

			$19,911,637

Food Products — 1.0%
8th Avenue Food & Provisions, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/1/25		499	$486,282
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28		400	400,750
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		335	298,261
CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28		400	401,500
HLF Financing S.a.r.l., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 8/18/25		640	638,787
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		450	450,000
Shearer’s Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		395	394,434
Simply Good Foods USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 7/7/24		247	247,856
United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	700	781,172
UTZ Quality Foods, LLC, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 1/20/28		149	148,199

			$4,247,241

Borrower/Description	Principal Amount* (000’s omitted)		Value
Food Service — 1.3%
AI Aqua Merger Sub, Inc.:
Term Loan, 7/31/28(11)		196	$196,167
Term Loan, 7/31/28(11)		2,004	2,010,708
IRB Holding Corp.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		2,426	2,425,500
Term Loan, 12/15/27(11)		50	49,985
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		560	561,125

			$5,243,485

Food/Drug Retailers — 0.2%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 9/2/24	EUR	400	$412,175
Term Loan, 5.475%, (SONIA + 5.25%), 9/2/24	GBP	400	490,284

			$902,459

Forest Products — 0.3%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		1,169	$1,167,664

			$1,167,664

Health Care — 12.1%
Accelerated Health Systems, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 10/31/25		509	$508,613
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28		875	876,094
athenahealth, Inc., Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26		3,868	3,866,389
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		800	801,000
Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/28/28	EUR	225	249,266
BW NHHC Holdco, Inc., Term Loan, 5.16%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,162	1,838,937
Cano Health, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 11/23/27		2,495	2,498,053
CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		571	573,739
Cerba Healthcare S.A.S., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	450	505,652
Certara L.P., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 8/15/26		957	956,676
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		923	925,110
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		480	480,600
Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28		675	674,842
Envision Healthcare Corporation, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 10/10/25		2,726	2,118,865
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		323	323,804
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		862	861,698
Hanger, Inc., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,011	1,009,993

Borrower/Description	Principal Amount* (000’s omitted)		Value
IVC Acquisition Ltd., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,325	$1,491,629
LSCS Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 12/18/28		625	627,539
MDVIP, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		250	250,260
Medical Solutions, LLC:
Term Loan, 3.50%, 11/1/28(10)		200	200,054
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28		1,050	1,050,281
Medline Borrower, L.P., Term Loan, 10/23/28(11)		2,500	2,492,970
Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		521	519,630
MJH Healthcare Holdings, LLC, Term Loan, 1/28/29(11)		250	249,531
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(10)		89	87,861
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		60	59,607
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(9)		2,101	2,081,313
Navicure, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,413	1,413,693
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28		350	350,146
Ortho-Clinical Diagnostics S.A., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	350	393,677
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		547	548,105
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 6.355%, (1 mo. USD LIBOR + 6.25%), 2/13/26		150	150,938
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		298	297,983
Phoenix Guarantor, Inc.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,985	2,972,513
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,443	1,436,807
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		1,117	1,114,768
Radiology Partners, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,213	1,201,191
Radnet Management, Inc., Term Loan, 3.754%, (USD LIBOR + 3.00%, Floor 0.75%), 4/21/28(9)		2,488	2,486,724
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		625	624,121
Sound Inpatient Physicians, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 6/27/25		434	432,486
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		1,141	1,147,388
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		2,463	2,463,362
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	335,624
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,825	1,758,806
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		923	921,726
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25		1,465	1,466,453
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		575	575,154

			$50,271,671

Borrower/Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 2.1%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		1,940	$1,932,671
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		2,195	2,196,100
Mattress Firm, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		1,047	1,047,637
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,058	1,069,319
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		2,444	2,343,000

			$8,588,727

Industrial Equipment — 6.5%
Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26		1,350	$1,349,579
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		2,121	2,124,887
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		597	595,756
Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24		2,649	2,643,884
CPM Holdings, Inc., Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 11/17/25		1,990	1,984,518
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	332	373,324
Term Loan, 4.799%, (3 mo. USD LIBOR + 4.50%), 4/16/26		425	423,921
DexKo Global, Inc.:
Term Loan, 3.878%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(10)		112	112,035
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	269,317
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	517,890
Term Loan, 4.00%, 10/4/28(10)	EUR	74	83,331
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28		588	588,183
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		619	617,783
Dynacast International, LLC, Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		335	341,300
Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		2,718	2,727,184
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	361	404,331
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28		648	648,713
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		1,646	1,647,624
Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,314	1,312,523
LTI Holdings, Inc.:
Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		206	206,250
Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		342	342,031
Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		2,481	2,475,321
Robertshaw US Holding Corp., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 2/28/25(9)		938	887,762

Borrower/Description	Principal Amount* (000’s omitted)		Value
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		547	$542,804
Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25		1,995	1,970,715
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		1,210	1,211,493
Zephyr German BidCo GmbH, Term Loan, 3.65%, (3 mo. EURIBOR + 3.65%), 3/10/28	EUR	600	674,439

			$27,076,898

Insurance — 5.7%
Alliant Holdings Intermediate, LLC, Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,258	$2,241,080
AssuredPartners, Inc.:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,393	1,386,146
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/12/27		1,393	1,392,138
Asurion, LLC:
Term Loan, 3.23%, (1 mo. USD LIBOR + 3.13%), 11/3/23		1,109	1,107,440
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,168	1,161,942
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,492	1,484,553
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,830	1,834,575
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	563,539
Hub International Limited, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25		3,980	3,980,107
NFP Corp., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,189	2,169,708
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		2,985	2,985,352
Sedgwick Claims Management Services, Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,144	1,138,382
USI, Inc., Term Loan, 3.474%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,990	1,981,988

			$23,426,950

Leisure Goods/Activities/Movies — 5.3%
AMC Entertainment Holdings, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,726	$1,543,319
Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,650	1,857,169
Carnival Corporation:
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		1,281	1,270,576
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		2,300	2,282,750
City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		2,000	1,997,500
ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,492	1,444,060
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		1,913	1,461,243
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,372	1,026,233
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)		478	566,061

Borrower/Description	Principal Amount* (000’s omitted)		Value
Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		274	$274,699
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25% Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		336	335,720
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,345	1,342,878
Match Group, Inc., Term Loan, 1.908%, (3 mo. USD LIBOR + 1.75%), 2/13/27		700	690,958
Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	925	1,042,810
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		748	748,926
Travel Leaders Group, LLC, Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 1/25/24		1,607	1,548,766
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		1,790	1,778,563
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	615	653,691

			$21,865,922

Lodging and Casinos — 1.3%
Boyd Gaming Corporation, Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 9/15/23		608	$608,278
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		597	628,343
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		1,142	1,123,570
Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26		1,525	1,529,924
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	500	560,672
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		975	975,542

			$5,426,329

Nonferrous Metals/Minerals — 0.2%
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25		703	$704,883

			$704,883

Oil and Gas — 4.3%
Ameriforge Group, Inc., Term Loan, 12.587%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(10)		50	$25,067
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		118	117,925
Centurion Pipeline Company, LLC:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 9/29/25		243	241,692
Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 9/28/25		223	221,775
CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		1,155	1,148,463
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		4,541	4,555,775
CQP Holdco L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28		2,940	2,941,769

Borrower/Description	Principal Amount* (000’s omitted)		Value
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		565	$567,292
Freeport LNG Investments, LLLP, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28		600	598,125
Matador Bidco S.a.r.l., Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 10/15/26		3,719	3,728,059
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		700	699,611
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		755	758,138
UGI Energy Services, LLC, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 8/13/26		1,990	1,996,014

			$17,599,705

Publishing — 1.2%
Adevinta ASA:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	1,150	$1,289,777
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28		299	298,276
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		494	494,379
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/11/28		550	550,301
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,559	1,561,596
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28		625	629,074

			$4,823,403

Radio and Television — 2.0%
CMG Media Corporation., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 12/17/26		2,239	$2,226,101
Gray Television, Inc.:
Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 2/7/24		209	208,325
Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 1/2/26		595	592,845
Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 12/1/28		825	823,866
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		646	647,906
Nexstar Broadcasting, Inc., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 9/18/26		431	431,002
Sinclair Television Group, Inc.:
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26		587	571,911
Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28		391	386,539
Univision Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26		2,189	2,188,218

			$8,076,713

Retailers (Except Food and Drug) — 3.3%
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		1,545	$1,546,011
Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/29/27		1,643	1,639,003
Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		2,673	2,678,619
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27		2,736	2,729,475

Borrower/Description	Principal Amount* (000’s omitted)		Value
Hoya Midco, LLC:
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,472	$1,473,765
Term Loan, 2/3/29(11)		75	74,625
LIDS Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 12/14/26		450	443,250
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		3,035	3,033,803
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(4)		103	82,326

			$13,700,877

Steel — 0.4%
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		818	$813,523
TMS International Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/14/24		248	246,572
Zekelman Industries, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 1/24/27		557	552,599

			$1,612,694

Surface Transport — 1.2%
Kenan Advantage Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		2,401	$2,408,252
PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		2,488	2,484,737

			$4,892,989

Telecommunications — 2.4%
Avaya, Inc., Term Loan, 4.106%, (1 mo. USD LIBOR + 4.00%), 12/15/27		225	$225,502
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,436	1,404,396
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		398	390,366
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		808	694,501
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(10)		1,425	1,424,332
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		1,750	1,750,000
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		1,700	1,701,700
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		938	937,432
Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,415	1,579,278

			$10,107,507

Utilities — 0.8%
Calpine Construction Finance Company L.P., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 1/15/25		855	$849,134
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28		2,294	2,290,809

			$3,139,943

Total Senior Floating-Rate Loans (identified cost $582,962,991)			$581,848,240

Warrants — 0.0%

Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(3)(5)	139,907	$0

		$0

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	4,339	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(13)	11,894,836	$11,893,647

Total Short-Term Investments (identified cost $11,893,647)		$11,893,647

Total Investments — 153.7% (identified cost $638,642,229)		$636,035,145

Less Unfunded Loan Commitments — (0.3)%		$(1,331,607)

Net Investments — 153.4% (identified cost $637,310,622)		$634,703,538

Other Assets, Less Liabilities — (35.1)%		$(145,188,074)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (18.3)%		$(75,809,639)

Net Assets Applicable to Common Shares — 100.0%		$413,705,825

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $28,376,915 or 6.9% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Non-income producing security.

(6)	Restricted security.

(7)	Amount is less than 0.05%.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2022, the total value of unfunded loan commitments is $1,328,071.

(11)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(12)	Fixed-rate loan.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,102,560	EUR	9,757,627	Standard Chartered Bank	2/2/22	$140,351	$—
USD	7,655,164	EUR	6,765,274	State Street Bank and Trust Company	2/28/22	50,771	—
USD	2,284,780	EUR	2,018,719	State Street Bank and Trust Company	2/28/22	15,673	—
USD	1,101,900	EUR	973,635	State Street Bank and Trust Company	2/28/22	7,502	—
USD	1,943,227	EUR	1,743,494	JPMorgan Chase Bank, N.A.	3/2/22	—	(16,597)
USD	10,944,255	EUR	9,757,627	Standard Chartered Bank	3/2/22	—	(24,083)
USD	1,698,844	EUR	1,522,789	JPMorgan Chase Bank, N.A.	3/31/22	—	(14,193)
USD	1,276,502	EUR	1,142,092	State Street Bank and Trust Company	3/31/22	—	(8,276)
USD	1,272,615	EUR	1,142,092	State Street Bank and Trust Company	3/31/22	—	(12,163)
USD	2,265,572	EUR	2,030,385	State Street Bank and Trust Company	3/31/22	—	(18,478)
USD	2,545,910	EUR	2,284,183	State Street Bank and Trust Company	3/31/22	—	(23,646)
USD	283,930	GBP	210,000	HSBC Bank USA, N.A.	3/31/22	1,594	—
USD	739,013	GBP	552,120	State Street Bank and Trust Company	3/31/22	—	(3,289)
USD	738,495	GBP	552,120	State Street Bank and Trust Company	3/31/22	—	(3,807)
USD	1,476,114	GBP	1,104,241	State Street Bank and Trust Company	3/31/22	—	(8,489)

						$215,891	$(133,021)

Abbreviations:

DIP	-	Debtor In Possession
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind
SOFR	-	Secured Overnight Financing Rate
SONIA	-	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

At January 31, 2022, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At January 31, 2022, the value of the Trust’s investment in affiliated funds was $11,893,647, which represents 2.9% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$10,468,093	$41,501,733	$(40,074,747)	$(1,432)	$—	$11,893,647	$3,397	11,894,836

Restricted Securities

At January 31, 2022, the Trust owned the following securities (representing 0% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	0

Total Restricted Securities			$48,721	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$23,928,272	$—	$23,928,272
Closed-End Funds	7,898,380	—	—	7,898,380
Common Stocks	1,788,495	2,189,948	1,427,865	5,406,308
Convertible Preferred Stocks	—	2,185	0	2,185
Corporate Bonds	—	5,058,113	—	5,058,113
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	580,110,523	406,110	580,516,633
Warrants	—	0	0	0
Short-Term Investments	—	11,893,647	—	11,893,647
Total Investments	$9,686,875	$623,182,688	$1,833,975	$634,703,538
Forward Foreign Currency Exchange Contracts	$—	$215,891	$—	$215,891
Total	$9,686,875	$623,398,579	$1,833,975	$634,919,429

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(133,021)	$—	$(133,021)
Total	$—	$(133,021)	$—	$(133,021)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.